Current financial debt and derivative financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative financial instruments
22. Current financial debt and derivative financial instruments
(USD millions)	2023	2022

Bank and other financial debt [1]	624	863

Commercial paper	3 269	2 772

Current portion of non-current financial debt	2 191	2 241

Derivative financial instruments	91	55

Total current financial debt and derivative financial instruments	6 175	5 931

[1] Weighted average interest rate during the year 2023 13.2% (2022: 9.7%)
The carrying amounts of current financial debt, other than the current portion of non-current financial debt, approximate the estimated fair value due to the short-term nature of these instruments.
Details on commercial papers and short-term borrowings are provided under “Liquidity risk” in Note 30.